GOODWILL (Details Textual) (USD $)							12 Months Ended			12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2014 Concord [Member]	Jul. 01, 2011 Concord [Member]	Jun. 30, 2014 Weighted Average Cost Of Capital [Member]	Jun. 30, 2014 Weighted Average Cost Of Capital [Member] Maximum [Member]	Jun. 30, 2014 Weighted Average Cost Of Capital [Member] Minimum [Member]	Jun. 30, 2014 Long Term Growth [Member]	Jun. 30, 2014 Long Term Growth [Member] Maximum [Member]	Jun. 30, 2014 Long Term Growth [Member] Minimum [Member]
Goodwill [Line Items]
Goodwill, Fair Value Disclosure				$ 47,594,075
Goodwill Adjustment Amount				3,984,788
Goodwill	66,640,303	65,787,020	27,588,883	43,609,287	27,588,883
Percentage Of Goodwill Increase Decrease						1.0			1.0
Goodwill, Period Increase (Decrease)							$ 1,759,808	$ 1,523,619		$ 5,967,174	$ 3,688,551
Percentage Of Goodwill Estimated Adjustments				9.1